UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 711 Fifth Avenue, Suite 401
         New York, NY  94105

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Jennings II
Title:     Chief Financial Officer
Phone:     212-622-7843

Signature, Place, and Date of Signing:

      /s/  William J. Jennings II     New York, NY     November 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $112,776 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPEUTI    COM             00635P107     7747   201000 SH       SOLE                   201000        0        0
AMERICAN MED SYS HLDGS INC      COM             02744M108      170    10000 SH       SOLE                    10000        0        0
APPLERA CORP                    COM AP BIO GRP  038020103     8660   250000 SH       SOLE                   250000        0        0
BIOMARIN PHARMACEUTICAL INC     COM             09061G101     7047   283000 SH       SOLE                   283000        0        0
GEN-PROBE INC NEW               COM             36866T103     4308    64700 SH       SOLE                    64700        0        0
ILLUMINA INC                    COM             452327109      233     4500 SH       SOLE                     4500        0        0
INVERNESS MED INNOVATIONS IN    COM             46126P106     4979    90000 SH       SOLE                    90000        0        0
MERCK & CO INC                  COM             589331107     3975    76900 SH       SOLE                    76900        0        0
METTLER TOLEDO INTERNATIONAL    COM             592688105     6865    67300 SH       SOLE                    67300        0        0
MYRIAD GENETICS INC             COM             62855J104      522    10000 SH       SOLE                    10000        0        0
OSI PHARMACEUTICALS INC         COM             671040103    11557   340000 SH       SOLE                   340000        0        0
PHARMION CORP                   COM             71715B409     8767   190000 SH       SOLE                   190000        0        0
QIAGEN N V                      ORD             N72482107     5823   300000 SH       SOLE                   300000        0        0
RESPIRONICS INC                 COM             761230101     9750   203000 SH       SOLE                   203000        0        0
SCHERING PLOUGH CORP            COM             806605101     5535   175000 SH       SOLE                   175000        0        0
SENORX INC                      COM             81724W104      682    79900 SH       SOLE                    79900        0        0
THORATEC CORP                   COM NEW         885175307     6025   291227 SH       SOLE                   291227        0        0
UNITEDHEALTH GROUP INC          COM             91324P102     5085   105000 SH       SOLE                   105000        0        0
UNIVERSAL HEALTH RLTY INCM T    SH BEN INT      91359E105     2221    62500 SH       SOLE                    62500        0        0
VCA ANTECH INC                  COM             918194101     7724   185000 SH       SOLE                   185000        0        0
WRIGHT MED GROUP INC            COM             98235T107     5101   190200 SH       SOLE                   190200        0        0